Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Cash collateral - netted
Cash collateral paid	SFr 39,600	SFr 34,413	SFr 31,887
Cash collateral received	28,971	26,246	21,942
Cash collateral - not netted
Cash collateral paid	10,055	8,121	7,921
Cash collateral received	SFr 12,773	SFr 12,625	SFr 13,989